Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of transactions and balances with these related parties
	December 31
	2020	2019
Sales of construction services	$9,983	12,497
Sales of operations and maintenance services	1,701	1,635
Sales of administrative and other services	409	382
Accounts receivable	332	299